Shareholder Report, Holdings (Details)_5	Jun. 30, 2024
Institutional Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Institutional Shares | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Institutional Shares | Eagle Materials, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Institutional Shares | Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Institutional Shares | NCR Atleos Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Institutional Shares | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Institutional Shares | CTS Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Institutional Shares | Equity Commonwealth [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Shares | Orion S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Shares | Signet Jewelers Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Institutional Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Institutional Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Institutional Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Investor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Investor Shares | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Investor Shares | Eagle Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investor Shares | Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investor Shares | NCR Atleos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Investor Shares | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Investor Shares | CTS Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investor Shares | Equity Commonwealth [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Investor Shares | Orion S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Investor Shares | Signet Jewelers Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Investor Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Investor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Advisor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Advisor Shares | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Advisor Shares | Eagle Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Advisor Shares | Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Advisor Shares | NCR Atleos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Advisor Shares | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Advisor Shares | CTS Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Advisor Shares | Equity Commonwealth [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Advisor Shares | Orion S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Advisor Shares | Signet Jewelers Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Advisor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Advisor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Advisor Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Advisor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Advisor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Advisor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Advisor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Advisor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%